Consolidated Statements of Comprehensive (Loss)/Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME [Abstract]
Revenue	$ 569,016	$ 512,279	$ 616,494
Administrative fee revenue from affiliates	14,300	7,868	5,994
Time charter, voyage and logistics business expenses	(263,304)	(244,412)	(269,279)
Direct vessel expenses	(130,064)	(114,074)	(117,790)
General and administrative expenses incurred on behalf of affiliates	(14,300)	(7,868)	(5,994)
General and administrative expenses	(45,590)	(44,634)	(51,331)
Depreciation and amortization	(104,690)	(98,124)	(108,206)
Provision for losses on accounts receivable	(792)	(630)	(17,136)
Interest income	5,515	2,299	2,717
Interest expense and finance cost	(113,660)	(110,805)	(106,196)
Loss on derivatives	0	(260)	(196)
Gain on sale of assets	0	18	323
Loss on bond and debt extinguishment	(27,281)	(37,136)	0
Other income	15,639	17,031	189,239
Other expense	(24,520)	(10,447)	(10,993)
(Loss)/income before equity in net earnings of affiliated companies	(119,731)	(128,895)	127,646
Equity in net earnings of affiliated companies	57,751	19,344	48,228
(Loss)/income before taxes	(61,980)	(109,551)	175,874
Income tax (expense)/benefit	(84)	4,260	(312)
Net (loss)/income	(62,064)	(105,291)	175,562
Less: Net loss/(income) attributable to the noncontrolling interest	5,861	(3,772)	(77)
Net (loss)/income attributable to Navios Holdings common stockholders	(56,203)	(109,063)	175,485
(Loss)/income attributable to Navios Holdings common stockholders, basic	(66,976)	(110,990)	173,780
(Loss)/income attributable to Navios Holdings common stockholders, diluted	(66,976)	(110,990)	175,485
Basic net (loss)/earnings per share attributable to Navios Holdings common stockholders	$ (0.65)	$ (1.09)	$ 1.72
Weighted average number of shares, basic	103,476,614	101,854,415	101,232,720
Diluted net (loss)/earnings per share attributable to Navios Holdings common stockholders	$ (0.65)	$ (1.09)	$ 1.58
Weighted average number of shares, diluted	103,476,614	101,854,415	111,033,758
Other comprehensive income/(loss)
Unrealized holding loss on investments in-available-for-sale-securities	(959)	(10,614)	(566)
Reclassification to earnings	11,553	0	0
Reclassification to investments in affiliates	0	0	(6,158)
Total other comprehensive income/(loss)	10,594	(10,614)	(6,724)
Total comprehensive (loss)/income	(51,470)	(115,905)	168,838
Comprehensive loss/(income) attributable to noncontrolling interest	5,861	(3,772)	(77)
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	$ (45,609)	$ (119,677)	$ 168,761